Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Indefinite-lived Intangible Assets [Line Items]
Total	$ 90,969	$ 101,392
Wireless licenses
Indefinite-lived Intangible Assets [Line Items]
Total	85,728	83,623
Orbital slots
Indefinite-lived Intangible Assets [Line Items]
Total	0	11,702
Trade names
Indefinite-lived Intangible Assets [Line Items]
Total	$ 5,241	$ 6,067